CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Non-controlling interests	Preferred shares Preferred equity	Common shares Common Share Capital	Common shares Contributed Surplus	Common shares Retained Earnings	Common shares Ownership Changes1	Common shares Revaluation Surplus	Common shares Currency Translation	Common shares Other Reserves2	Common shares Common equity
Statement of Changes in Equity [Roll Forward]
Adjusted Balance	$ 79,570	$ 51,544	$ 4,192	$ 4,428	$ 263	$ 11,649	$ 1,459	$ 6,881	$ (878)	$ 32	$ 23,834
Beginning balance (Previously stated) at Dec. 31, 2017	79,872	51,628	4,192	4,428	263	11,864	1,459	6,881	(878)	35	24,052
Beginning balance (Increase (decrease) due to changes in accounting policy [member]) at Dec. 31, 2017	(302)	(84)				(215)				(3)	(218)
Changes in period:
Net income attributable to shareholders	1,537					1,537					1,537
Non-controlling interests	1,982	1,982
Net income	3,519
Other comprehensive income								14	(739)	221	(504)
Other comprehensive income	(1,432)	(1,432)
Other comprehensive income	(1,936)
Comprehensive income, attributable to owners of parent	1,033					1,537		14	(739)	221	1,033
Comprehensive income, attributable to non-controlling interests	550	550
Comprehensive income	1,583
Shareholder distributions
Common equity	(287)					(287)					(287)
Preferred equity	(76)					(76)					(76)
Non-controlling interests	(3,410)	(3,410)
Other items
Issue of equity	1,308	1,504	0	24	(32)	(188)					(196)
Share-based compensation	8	1			26	(19)					7
Ownership changes	474	408					108	(191)	2	(11)	66
Total change in period	(400)	(947)	0	24	(6)	1,125	108	(177)	(737)	210	547
Ending balance at Jun. 30, 2018	79,170	50,597	4,192	4,452	257	12,774	1,567	6,704	(1,615)	242	24,381
Beginning balance at Mar. 31, 2018	81,315	52,667	4,192	4,443	246	12,320	1,470	6,693	(835)	119	24,456
Changes in period:
Net income attributable to shareholders	680					680					680
Non-controlling interests	984	984
Net income	1,664
Other comprehensive income	(645)							11	(778)	122	(645)
Other comprehensive income	(1,703)	(1,703)
Other comprehensive income	(2,348)
Comprehensive income, attributable to owners of parent	35					680		11	(778)	122	35
Comprehensive income, attributable to non-controlling interests	(719)	(719)
Comprehensive income	(684)
Shareholder distributions
Common equity	(144)					(144)					(144)
Preferred equity	(38)					(38)					(38)
Non-controlling interests	(1,767)	(1,767)
Other items
Issue of equity	(122)	(128)	0	9	(2)	(1)					6
Share-based compensation	3				13	(10)					3
Ownership changes	607	544					97	0		1	63
Total change in period	(2,145)	(2,070)	0	9	11	454	97	11	(780)	123	(75)
Ending balance at Jun. 30, 2018	79,170	50,597	4,192	4,452	257	12,774	1,567	6,704	(1,615)	242	24,381
Beginning balance (Previously stated) at Dec. 31, 2018	97,150		4,168								25,647
Beginning balance at Dec. 31, 2018	97,150	67,335	4,168	4,457	271	14,244	645	7,556	(1,833)	307	25,647
Changes in period:
Net income attributable to shareholders	1,014					1,014					1,014
Non-controlling interests	946	946
Net income	1,960
Other comprehensive income								2	13	45	60
Other comprehensive income		290
Other comprehensive income	350
Comprehensive income, attributable to owners of parent	1,074					1,014		2	13	45	1,074
Comprehensive income, attributable to non-controlling interests	1,236	1,236
Comprehensive income	2,310
Shareholder distributions
Common equity	(306)					(306)					(306)
Preferred equity	(75)					(75)					(75)
Non-controlling interests	(4,407)
Other items
Issue of equity	6,557	6,657	(22)	25	(18)	(85)					(78)
Share-based compensation	1				26	(25)					1
Ownership changes	1,899	1,503					468	(210)	52	(17)	396
Total change in period	5,979	4,989	(22)	25	8	626	468	(208)	65	28	1,012
Ending balance at Jun. 30, 2019	103,129	72,324	4,146	4,482	279	14,870	1,113	7,348	(1,768)	335	26,659
Beginning balance at Mar. 31, 2019	98,564	68,021	4,149	4,468	278	14,615	935	7,351	(1,714)	461	26,394
Changes in period:
Net income attributable to shareholders	399					399					399
Non-controlling interests	305	305
Net income	704
Other comprehensive income	(160)							2	(54)	(108)	(160)
Other comprehensive income	(107)	(107)
Other comprehensive income	(267)
Comprehensive income, attributable to owners of parent	239					399		2	(54)	(108)	239
Comprehensive income, attributable to non-controlling interests	198	198
Comprehensive income	437
Shareholder distributions
Common equity	(153)					(153)					(153)
Preferred equity	(38)					(38)					(38)
Non-controlling interests	(1,919)	(1,919)
Other items
Issue of equity	5,710	5,759	(3)	14	(12)	(48)					(46)
Share-based compensation	5				13	(8)					5
Ownership changes	523	265					178	(5)		(18)	258
Total change in period	4,565	4,303	(3)	14	1	255	178	(3)	(54)	(126)	265
Ending balance at Jun. 30, 2019	$ 103,129	$ 72,324	$ 4,146	$ 4,482	$ 279	$ 14,870	$ 1,113	$ 7,348	$ (1,768)	$ 335	$ 26,659